Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings per share
Basic earnings per share is calculated by dividing net income attributable to shareholders of Tricon by the sum of the weighted average number of shares outstanding and vested deferred share units during the period.

(in thousands of U.S. dollars, except per share amounts which are in U.S. dollars)
For the years ended December 31	2021	2020

Net income from continuing operations	$517,089	$112,637
Non-controlling interest	4,272	3,091
Net income attributable to shareholders of Tricon from continuing operations	512,817	109,546
Net (loss) income attributable to shareholders of Tricon from discontinued operations	(67,562)	3,776
Net income attributable to shareholders of Tricon	$445,255	$113,322

Weighted average number of common shares outstanding	218,087,838	192,973,343
Adjustments for vested units	1,746,292	1,653,784
Weighted average number of common shares outstanding for basic earnings per share	219,834,130	194,627,127

Basic earnings per share
Continuing operations	$2.34	$0.56
Discontinued operations	(0.31)	0.02
Basic earnings per share	$2.03	$0.58

(in thousands of U.S. dollars, except per share amounts which are in U.S. dollars)
For the years ended December 31	2021	2020

Net income attributable to shareholders of Tricon from continuing operations	$512,817	$109,546
Net (loss) income attributable to shareholders of Tricon from discontinued operations	(67,562)	3,776
Adjusted net income attributable to shareholders of Tricon	$445,255	$113,322

Weighted average number of common shares outstanding	219,834,130	194,627,127
Adjustments for stock compensation	2,284,607	1,168,346
Weighted average number of common shares outstanding for diluted earnings per share	222,118,737	195,795,473

Diluted earnings per share
Continuing operations	$2.31	$0.56
Discontinued operations (1)	(0.31)	0.02
Diluted earnings per share	$2.00	$0.58
(1) For the year ended December 31, 2021, diluted loss per share from discontinued operations is calculated based on 219,834,130 weighted average number of common shares outstanding. The 2,284,607 units of adjustments for stock compensation are anti-dilutive, as their inclusion would result in a lower diluted loss per share from discontinued operations.